Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Collaboration revenue - related party	$ 126,325	$ 7,128
Type of Revenue [Extensible List]	us-gaap:LicenseAndServiceMember	us-gaap:LicenseAndServiceMember
Total revenue	$ 126,325	$ 7,128
Operating expenses:
Research and development expenses	145,860	172,920
General and administrative expenses	87,744	79,694
Collaboration (profit) loss sharing - related party	704	1,004
Total operating expenses	234,308	253,618
Loss from operations	(107,983)	(246,490)
Other (expense) income:
Interest income	7,301	3,058
Interest expense	(13,176)	(6,020)
Other income (expense)	134	(705)
Total other (expense) income, net	(5,741)	(3,667)
Net loss	$ (113,724)	$ (250,157)
Net loss per share attributable to common stockholders, basic	$ (0.89)	$ (2.31)
Net loss per share attributable to common stockholders, diluted	$ (0.89)	$ (2.31)
Weighted average common shares outstanding, basic	128,003,294	108,077,043
Weighted average common shares outstanding, diluted	128,003,294	108,077,043
Other comprehensive income (loss):
Unrealized gain (loss) on investments, net of tax of $0	$ 10	$ 49
Currency translation adjustment	2	(1)
Total other comprehensive income (loss)	12	48
Comprehensive loss	$ (113,712)	$ (250,109)